Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense:
Federal	$ 465	$ 592	$ 902
Foreign	407	484	442
State and local	163	113	119
Total current tax expense	1,035	1,189	1,463
Deferred tax (benefit) expense:
Federal	(145)	(3)	(556)
Foreign	16	(13)	9
State and local	(64)	(53)	22
Total deferred tax (benefit)	(193)	(69)	(525)
Provision for income taxes	$ 842	$ 1,120	$ 938